Relationship with DuPont and Related Entities (Details) - Subsequent Event [Member] - Arrangement to Purchase Services and Materials [Member] - Affiliated Entity [Member] $ in Millions	1 Months Ended
Feb. 25, 2016 USD ($)
Related Party Transaction [Line Items]
Amount of agreement with related party	$ 190
Minimum [Member]
Related Party Transaction [Line Items]
Remaining agreement term	12 months
Maximum [Member]
Related Party Transaction [Line Items]
Remaining agreement term	15 months